Contractual Commitments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contractual Commitments [Line Items]
Contractual commitments	$ 1,871,916,000
Total obligation related to operating leases	172,500,000
Total rental expense	14,000,000	$ 14,900,000	$ 13,000,000
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	949,474,000
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	362,212,000
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
Contractual commitments	$ 225,362,000